Government Financial Incentives	12 Months Ended
Dec. 31, 2010
Government Financial Incentives [Abstract]
GOVERNMENT FINANCIAL INCENTIVES
16.	GOVERNMENT FINANCIAL INCENTIVES

The financial incentives are granted by the municipal government to reward the Group for prompt tax payments and qualification as a high technology project. Such financial incentives are recorded within operating expenses as they are calculated with reference to business tax, individual income tax, and enterprise income tax, if any, paid or withheld by the Group companies at a predetermined percentage. The central government or municipal government could decide at any time to immediately eliminate or reduce these financial incentives. There is no guarantee that the Group will continue to receive these government financial incentives in the future. There are no conditions or performance obligations attached to these government financial incentives and once received, are not refundable. As a result, government financial incentives are recognized as income when received.